PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Asset-Backed Securities 14.8%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892%(c)	07/15/31	5,000	$4,932,335
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.065(c)	10/13/30	5,000	4,955,114
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.058(c)	11/27/31	65,000	63,842,844
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.922(c)	07/26/31	10,000	9,850,587

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	10/17/32	50,000	49,003,180
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.947(c)	05/17/31	14,000	13,825,746
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	04/15/32	45,000	44,270,338
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	6.148(c)	07/20/32	7,500	7,406,288
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	18,000	17,736,793

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	07/20/34	19,500	19,100,894
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.796(c)	04/24/31	18,150	17,930,821
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.758(c)	04/20/30	97,197	96,172,744

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.998(c)	07/20/34	60,000	58,493,202
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.124(c)	10/15/29	7,274	7,234,773

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072%(c)	07/15/29	14,350	$14,251,889

Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.258(c)	10/20/33	17,500	17,385,083
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948(c)	04/20/34	49,000	47,885,583
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/34	50,000	48,779,455
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.542(c)	04/15/29	9,824	9,722,684
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.564(c)	11/15/31	35,000	34,758,413
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.935(c)	04/21/31	29,645	29,244,048
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.173(c)	06/20/34	40,000	38,643,744
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.925(c)	04/22/30	45,000	44,224,380
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.802(c)	04/17/30	28,871	28,571,633
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.858(c)	07/20/30	16,247	16,077,428
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908(c)	10/20/31	75,000	73,666,080
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.052(c)	10/30/30	32,293	32,002,472
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.908(c)	07/20/30	25,962	25,723,145

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands), (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.892%(c)	07/16/31	20,000	$19,749,514

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.993(c)	07/25/31	21,000	20,712,716
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.928(c)	04/25/31	10,000	9,884,378
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.048(c)	07/20/30	14,474	14,370,187
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.458(c)	10/20/31	16,000	15,904,059
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.892(c)	01/26/31	10,000	9,883,188
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.945(c)	04/18/31	21,243	20,940,589
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.885(c)	10/23/31	40,000	39,413,724
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.788(c)	10/20/30	25,000	24,615,085
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32	60,000	59,105,082

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.915(c)	07/23/33	45,000	44,197,493
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.982(c)	10/29/34	25,000	24,433,285
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968(c)	07/20/34	39,500	38,445,334
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.138(c)	04/25/34	32,000	31,119,478
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	6.268(c)	07/20/32	20,000	19,780,292

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	5.848%(c)	10/25/28	7,306	$7,287,989
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.708(c)	10/20/28	18,592	18,431,574
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.872(c)	10/17/32	25,000	24,524,805
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.958(c)	07/19/34	30,000	29,309,496

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.058(c)	01/20/32	9,000	8,861,168
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.946(c)	07/24/32	30,500	29,858,521
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.002(c)	10/15/34	25,000	24,402,710
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30	20,282	20,109,571

Total Asset-Backed Securities (cost $1,454,522,693)				1,431,031,934
Commercial Mortgage-Backed Securities 1.7%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	62,306,884
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,416,421
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	11,373	11,352,938
Series 2015-DC01, Class A3	3.219	02/10/48	784	782,653

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	45,920	43,898,774
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C032, Class ASB	3.514	12/15/49	5,354	5,131,738
Series 2016-C29, Class A3	3.058	05/15/49	10,142	9,504,849

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,026	6,726,963

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058%	05/15/48	5,791	$5,776,108
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,513,334

Total Commercial Mortgage-Backed Securities (cost $181,894,506)				166,410,662
Corporate Bonds 81.3%
Aerospace & Defense 1.3%
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	2.700	02/01/27	49,380	45,547,241
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	19,979,512
Sr. Unsec’d. Notes	4.875	05/01/25	20,970	20,928,756
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	1,942,205

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,438,952
Raytheon Technologies Corp., Sr. Unsec’d. Notes	3.650	08/16/23	405	402,397
Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	28,785,859
				122,024,922
Agriculture 2.0%
Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	9,977,182
Gtd. Notes(a)	4.800	02/14/29	3,161	3,138,821
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	12,180	11,326,973
Gtd. Notes	4.700	04/02/27	28,229	27,703,580
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	34,130	31,034,354
Gtd. Notes, 144A	3.950	06/15/25	3,000	2,914,612

Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	6.125	07/27/27	12,610	12,901,350
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	0.875	05/01/26	30,905	27,717,145
Sr. Unsec’d. Notes	1.500	05/01/25	10,400	9,734,777
Sr. Unsec’d. Notes	4.875	02/15/28	14,940	15,069,156
Sr. Unsec’d. Notes	5.000	11/17/25	8,840	8,915,415

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	341	$334,918
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	31,343,678
				192,111,961
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,136	1,028,364
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.800	04/19/23	812	811,188
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	23,224	22,821,528
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	28,377,600

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,203,246
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	12,515	12,000,660
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,106,022
				76,348,608
Apparel 0.3%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	12,991	12,567,552
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	22,475	21,196,365
				33,763,917
Auto Manufacturers 4.0%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A, SOFR + 0.750%	5.569(c)	12/13/24	10,870	10,714,583
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,000	44,505,889
Sr. Unsec’d. Notes(a)	4.950	05/28/27	1,075	1,025,308
Sr. Unsec’d. Notes(a)	6.950	03/06/26	10,200	10,356,243
Sr. Unsec’d. Notes(a)	7.350	03/06/30	6,830	7,029,601

General Motors Co., Sr. Unsec’d. Notes	6.800	10/01/27	2,780	2,940,056
General Motors Financial Co., Inc.,
Gtd. Notes	3.700	05/09/23	5,025	5,014,237

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes	3.950%	04/13/24	7,555	$7,427,199
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	35,913,847
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,362,748
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,556,610
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,312,551
Sr. Unsec’d. Notes(a)	2.400	10/15/28	23,040	19,738,506
Sr. Unsec’d. Notes(a)	2.750	06/20/25	26,520	25,131,246
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,378,089
Sr. Unsec’d. Notes, SOFR + 1.200%	5.938(c)	11/17/23	14,355	14,308,166
Sr. Unsec’d. Notes	6.000	01/09/28	7,000	7,163,320
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	1.450	03/02/26	20,000	18,297,833
Gtd. Notes, 144A	4.800	03/30/28	20,000	20,057,131
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	13,354,855
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	12,973,947

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A(a)	3.522	09/17/25	4,000	3,785,806
Stellantis Finance US, Inc., Gtd. Notes, 144A	1.711	01/29/27	13,920	12,332,420
Stellantis NV, Sr. Unsec’d. Notes	5.250	04/15/23	53,358	53,343,337
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	10,000	9,788,078
Sr. Unsec’d. Notes, MTN	0.800	10/16/25	28,290	25,792,695
				388,604,301
Auto Parts & Equipment 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	32,277	32,192,126
Banks 22.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.722(ff)	09/14/27	20,400	17,780,116
Sr. Unsec’d. Notes	1.849	03/25/26	36,200	32,418,200
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	5.926(c)	04/12/23	6,200	6,199,918
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,546,979
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	83,696,302

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	0.981%(ff)	09/25/25	29,920	$27,943,247
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	36,790	33,055,026
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,176,510
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	49,540,481
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	22,800	19,617,335
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	22,420	21,357,613
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	34,793,070
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	59,273,936
Sub. Notes, MTN	4.000	01/22/25	6,180	6,051,348
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	10,659,888

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	36,500,000
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	38,900	38,057,570
Sr. Unsec’d. Notes(a)	5.501(ff)	08/09/28	4,295	4,219,838
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	22,690	19,990,103
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	5,549,925
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	1,335	1,226,130
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	2,220	1,991,715
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	6,027	5,780,973
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	14,216,602
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,339,019
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,500,588
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	9,842,800
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	23,400,045
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	25,518,071
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	58,200	51,993,533
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	72,371,590
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	32,353,689
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,115,686
Sub. Notes	4.450	09/29/27	8,160	7,913,608

Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.950	04/09/25	18,380	17,093,400
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.800	06/09/23	25,000	24,500,000
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	10,710,375
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	2,876,250

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244%(ff)	12/20/25	2,500	$2,379,150
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,666,153
Sr. Unsec’d. Notes(a)	2.311(ff)	11/16/27	3,525	2,967,922
Sr. Unsec’d. Notes(a)	2.552(ff)	01/07/28	4,522	3,835,758
Sr. Unsec’d. Notes, SOFR + 1.219%	5.950(c)	11/16/27	4,625	4,093,398
Sr. Unsec’d. Notes	6.720(ff)	01/18/29	13,915	13,845,300

DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	1.535(ff)	05/25/27	22,540	19,983,324
First Horizon Corp., Sr. Unsec’d. Notes(a)	3.550	05/26/23	6,450	6,388,039
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	13,174,876
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	50,552,381
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	64,118,714
Sr. Unsec’d. Notes(a)	4.482(ff)	08/23/28	22,925	22,428,062
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	5,000	4,931,064
Sr. Unsec’d. Notes, Series FRN, SOFR + 0.790% (Cap N/A, Floor 0.000%)	5.592(c)	12/09/26	28,200	27,406,185
Sr. Unsec’d. Notes, Series VAR	1.093(ff)	12/09/26	23,255	20,812,970
Sub. Notes(a)	5.950	01/15/27	8,224	8,467,544
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	5.210(ff)	08/11/28	5,900	5,822,647
Sr. Unsec’d. Notes	7.390(ff)	11/03/28	500	534,426

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24	17,300	16,596,653
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%(a)	7.394(c)	05/01/23(oo)	11,600	11,362,839
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	14,781,786
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	4,646,961
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	17,850,466
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	53,618,981
Sr. Unsec’d. Notes	1.470(ff)	09/22/27	39,288	34,727,339
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	58,135,506
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	23,550,659
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,172,868
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	32,619,273
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	48,923,608
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	24,867,491
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	24,975,773

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	2.438%(ff)	02/05/26	12,615	$11,839,966
Sr. Unsec’d. Notes	3.870(ff)	07/09/25	9,165	8,911,824
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538(ff)	07/20/27	45,830	40,555,260
Sr. Unsec’d. Notes	2.193	02/25/25	22,430	21,114,045
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	26,740	26,419,789
Sr. Unsec’d. Notes	1.554(ff)	07/09/27	24,455	21,750,059
Morgan Stanley,
Sr. Unsec’d. Notes	0.790(ff)	05/30/25	24,585	23,278,953
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	45,347,593
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	30,367,565
Sr. Unsec’d. Notes	6.296(ff)	10/18/28	14,900	15,673,487
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	29,008,079
Sr. Unsec’d. Notes, MTN	2.475(ff)	01/21/28	29,305	26,794,500
Sr. Unsec’d. Notes, MTN, SOFR + 0.466%	5.188(c)	11/10/23	27,690	27,618,157
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,438,890
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	10,000	8,808,549
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	12,035,026
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	6,759,804

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,795	15,479,100
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 1.050%	5.668(c)	01/21/26	20,190	19,662,847
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	19,090	18,623,452
Sr. Unsec’d. Notes, 144A, MTN(a)	6.446(ff)	01/10/29	16,300	16,338,929
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	16,038,828
Sr. Unsec’d. Notes	2.174	01/14/27	9,285	8,300,325
Sr. Unsec’d. Notes(a)	2.348	01/15/25	17,590	16,658,034
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	30,822,862

Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, MTN	5.650	03/09/26	9,370	9,519,202
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	30,235	29,427,340
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.250	06/01/26	10,460	9,175,468
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	14,227,671

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982%(ff)	06/03/27	17,600	$15,423,234
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,101,376
Sr. Unsec’d. Notes, 144A, MTN(a)	4.625	04/12/27	2,250	2,126,724
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	126,625	119,278,773
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	11,605,079
				2,219,940,385
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	3.650	02/01/26	14,550	14,278,879
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	23,436,966
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,757,931

JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,242,954
				59,716,730
Biotechnology 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	03/02/28	24,515	25,035,209
Baxalta, Inc., Gtd. Notes(a)	4.000	06/23/25	7,300	7,146,683
Illumina, Inc., Sr. Unsec’d. Notes(a)	5.800	12/12/25	7,605	7,715,812
				39,897,704
Building Materials 0.3%
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	5,609,778
Gtd. Notes	1.700	08/01/27	2,530	2,229,525

Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,174,607
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	17,451,196
				28,465,106

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 1.4%
CF Industries, Inc., Gtd. Notes, 144A	4.500%	12/01/26	32,200	$31,374,974
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	18,788,988
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	17,142	17,268,228

Eastman Chemical Co., Sr. Unsec’d. Notes	7.250	01/15/24	13,400	13,562,556
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	13,386,947
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25	10,904	9,886,054
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	14,195	14,179,235
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	14,074,060
				132,521,042
Commercial Services 2.1%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	18,147,542
Gtd. Notes, 144A	4.375	08/15/27	11,380	10,847,709
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/15/25	10,900	10,165,676
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	13,352,538
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	14,985	14,727,679
Gtd. Notes, 144A	3.300	12/01/26	9,230	8,707,597
Gtd. Notes, 144A	3.800	11/01/25	19,523	18,877,225

Global Payments, Inc., Sr. Unsec’d. Notes(a)	2.650	02/15/25	16,290	15,503,400
Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	11,138,286
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	63,500	62,215,392
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	16,325	15,965,633
				199,648,677

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 1.3%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	08/08/29	24,500	$23,440,643
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	5.850	07/15/25	22,500	22,871,001
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	23,654	22,723,279
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	18,395	16,823,988
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	15,000	13,440,701
Leidos, Inc., Gtd. Notes	3.625	05/15/25	8,205	7,978,592
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	18,920	17,658,468
				124,936,672
Distribution/Wholesale 0.1%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	11,632,976
Diversified Financial Services 1.9%
American Express Co.,
Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	13,559,746
Sr. Unsec’d. Notes	3.950	08/01/25	25,615	25,130,693

Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	10,891,042
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27	30,625	28,971,091
Sr. Unsec’d. Notes, 144A	4.875	05/01/24	21,945	21,349,330

Charles Schwab Corp. (The), Jr. Sub. Notes, Series G(ff)	5.375	06/01/25(oo)	4,435	4,202,906
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.100(cc)	06/12/24	3,870	3,816,651
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes(a)	1.653	07/14/26	16,975	14,907,185
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,074,031
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	35,069,588

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Western Union Co. (The), Sr. Unsec’d. Notes	1.350%	03/15/26		26,980	$23,974,148
					186,946,411
Electric 8.9%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23		20,000	19,391,088
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26		18,650	16,513,605
Gtd. Notes, 144A	3.750	06/15/23		24,100	23,978,948

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28		18,710	16,271,256
American Electric Power Co., Inc., Jr. Sub. Notes	2.031	03/15/24		20,625	20,001,288
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	06/15/24		11,000	10,707,223
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24		6,018	5,833,091
Sr. Unsec’d. Notes	3.200	04/15/25		14,245	13,658,592

Calpine Corp., Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		8,000	7,326,697
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26		24,160	21,875,167
Sr. Unsec’d. Notes	2.500	09/01/24		21,620	20,715,400

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24		5,925	5,962,079
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,284,809
Constellation Energy Generation LLC, Sr. Unsec’d. Notes(a)	5.600	03/01/28		19,520	20,075,447
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24		13,520	13,141,454
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		35,129	30,858,793
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C	2.529	10/01/24		38,222	36,781,282
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		41,902	38,487,660
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	17,479,812
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	13,844,439

Duke Energy Progress LLC, First Mortgage	3.375	09/01/23		6,690	6,632,985

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes	4.700%	08/15/25	15,000	$14,797,473
Sr. Unsec’d. Notes	4.950	04/15/25	23,050	22,896,206
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26	11,300	10,065,951
Gtd. Notes, 144A	1.875	07/12/28	20,000	16,839,704
Sr. Unsec’d. Notes, 144A	4.250	06/15/25	5,755	5,634,490

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25	32,125	28,966,484
Evergy Metro, Inc., Mortgage	3.650	08/15/25	15,750	15,206,546
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27	12,220	12,333,016
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,260,389
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28	7,375	6,663,922
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	38,000	35,553,826
Georgia Power Co., Sr. Unsec’d. Notes	5.750	04/15/23	2,000	1,998,919
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,826,821
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	1,908,930
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,147,588
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.255	09/01/24	15,000	14,857,079
Gtd. Notes(a)	4.900	02/28/28	24,775	24,945,677
Gtd. Notes, SOFR Index + 0.400%	5.092(c)	11/03/23	40,000	39,813,610

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,001,918
Pacific Gas & Electric Co.,
First Mortgage	3.000	06/15/28	12,000	10,666,076
First Mortgage	3.750	02/15/24	25,634	25,168,068

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	1,210	1,215,279
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	38,970	35,809,912
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	24,390,516

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Enterprise Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.875%	06/15/24	14,045	$13,658,155

Sempra Energy, Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	16,522,098
Southern California Edison Co., First Mortgage	5.300	03/01/28	11,535	11,833,773
Southern Co. (The),
Jr. Sub. Notes	4.475	08/01/24	8,770	8,653,760
Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	16,100,753

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	14,835	15,207,226
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,712,648
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	19,826,158
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	9,241,044

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,342,101
				861,887,231
Electronics 0.7%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.250	08/09/24	60,230	56,336,840
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	15,957,871
				72,294,711
Entertainment 0.7%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	3.638	03/15/25	15,000	14,513,017
Gtd. Notes, 144A(a)	3.755	03/15/27	57,600	54,263,775
				68,776,792
Foods 0.9%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	14,769	14,504,505

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(a)	3.000%	02/02/29	18,510	$15,743,001
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	62,344	59,565,272
				89,812,778
Forest Products & Paper 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	22,124,107
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	4,107,245
				26,231,352
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,559	15,969,609
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,728,252

Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,632,906
NiSource, Inc.,
Sr. Unsec’d. Notes	0.950	08/15/25	27,895	25,471,442
Sr. Unsec’d. Notes(a)	5.250	03/30/28	1,250	1,272,038
				57,074,247
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A(a)	6.050	02/15/26	5,975	6,015,841
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	6.000	03/06/28	4,295	4,426,821
				10,442,662
Healthcare-Products 0.2%
Stryker Corp., Sr. Unsec’d. Notes	3.650	03/07/28	14,150	13,619,074
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.390%	4.977(c)	10/18/23	5,625	5,608,439
				19,227,513

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	21,379	$21,279,482
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,555,215
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	8,697,382
Sr. Unsec’d. Notes	3.375	02/15/30	11,204	9,812,252

CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	13,576	13,153,731
HCA, Inc.,
Gtd. Notes	5.250	04/15/25	4,495	4,508,344
Gtd. Notes	5.375	02/01/25	37,660	37,672,420

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	4,962,188
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.300	12/01/24	15,525	14,840,022
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,185,190
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450	06/01/26	6,256	5,985,700
Roche Holdings, Inc.,
Gtd. Notes, 144A	0.991	03/05/26	29,713	26,987,625
Gtd. Notes, 144A	2.375	01/28/27	3,774	3,536,823

Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,347,006
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250	01/15/29	65,510	65,032,637
				233,556,017
Home Builders 0.3%
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	7,500	7,226,362
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	7,737	7,542,994
Gtd. Notes	6.000	06/01/25	1,644	1,656,475
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.875	11/15/25	10,000	9,901,619
Gtd. Notes	4.875	03/15/27	6,635	6,451,361
				32,778,811

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Furnishings 0.2%
Panasonic Holdings Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.679%	07/19/24	17,540	$16,977,399
Housewares 0.3%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450(cc)	04/01/26	12,743	12,268,320
Sr. Unsec’d. Notes(a)	4.875	06/01/25	13,932	13,642,658
				25,910,978
Insurance 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.900	04/01/26	4,304	4,189,374
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	4,864,112
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	9,899,363
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/04/25	18,445	17,740,395
Sr. Unsec’d. Notes, 144A	3.650	04/05/27	9,435	8,846,006

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	4.625	04/29/30	21,300	20,018,289
Fairfax US, Inc. (Canada), Gtd. Notes, 144A	4.875	08/13/24	10,000	9,845,238
Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	15,589,380
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250	06/15/23	14,168	14,131,137
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	20,446,811
Protective Life Global Funding, Sec’d. Notes, 144A(a)	5.366	01/06/26	6,005	6,090,050
				131,660,155
Internet 0.2%
Expedia Group, Inc., Gtd. Notes(a)	4.625	08/01/27	14,500	14,260,120
Netflix, Inc., Sr. Unsec’d. Notes	4.875	04/15/28	3,000	3,015,209
				17,275,329

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.3%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300%	08/15/25	9,130	$8,388,311
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	2,935,679
Sr. Unsec’d. Notes	2.800	12/15/24	16,543	15,842,034
				27,166,024
Lodging 0.3%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,573,990
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	18,568,275
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	3,200	3,170,336
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	9,355,315
				32,667,916
Machinery-Construction & Mining 0.3%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	25,770,107
Machinery-Diversified 0.5%
Otis Worldwide Corp., Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	12,691,914
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,816,888
Gtd. Notes(a)	3.450	11/15/26	25,396	23,870,169
Gtd. Notes	4.400	03/15/24	3,900	3,848,021
Gtd. Notes	4.950	09/15/28	8,770	8,613,087
				52,840,079
Media 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	29,870	24,909,341
Sr. Sec’d. Notes(a)	4.908	07/23/25	42,252	41,786,354
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	8,803	8,574,639
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	12,993,660

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Cox Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	3.500%	08/15/27	520	$491,848
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,414,331

Paramount Global, Sr. Unsec’d. Notes	4.750	05/15/25	10,539	10,430,126
				102,600,299
Mining 1.0%
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	23,245	22,624,649
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,423,834
Gtd. Notes(a)	4.375	08/01/28	33,214	31,355,355
Gtd. Notes(a)	5.250	09/01/29	6,365	6,281,542

Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	11,414	11,412,818
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	12,837	14,439,874
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	1,834,974
				92,373,046
Miscellaneous Manufacturing 0.5%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	15,774,566
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	1.200	03/11/26	15,200	13,791,966
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	15,000	13,413,690
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/15/27	5,946	5,685,761
				48,665,983
Office/Business Equipment 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes(a)	2.670	12/01/26	29,790	27,115,974
Gtd. Notes(a)	4.125	05/01/25	2,483	2,423,841
Gtd. Notes	5.500	12/01/24	10,852	10,833,715
				40,373,530

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000%	07/15/26	34,855	$31,357,653
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	37,034	35,684,248

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.050	07/15/25	4,600	4,293,209
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	29,106,697
Gtd. Notes	4.500	04/15/23	5,035	5,031,460
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,207,992
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	10/15/27	22,365	22,373,427
Sr. Unsec’d. Notes	5.875	06/15/28	4,000	4,062,149

Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26	7,050	6,696,293
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	6,956,177
Phillips 66, Gtd. Notes	4.950	12/01/27	10,835	10,883,167
Phillips 66 Co.,
Gtd. Notes, 144A(a)	2.450	12/15/24	14,860	14,120,950
Gtd. Notes, 144A	3.605	02/15/25	2,500	2,429,926
Gtd. Notes, 144A	3.750	03/01/28	12,095	11,489,208
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	9,953,907
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,258,701

Valero Energy Corp., Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	7,336,908
				215,242,072
Packaging & Containers 2.3%
Ball Corp.,
Gtd. Notes(a)	4.875	03/15/26	21,297	21,137,026
Gtd. Notes	5.250	07/01/25	20,008	19,978,204

Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	56,497	51,327,406
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	59,516,432
Sealed Air Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/25	38,203	37,930,784
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,270,502

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400%	04/01/26	11,575	$10,409,918
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,618,440
Gtd. Notes	3.750	03/15/25	10,190	9,889,980
				226,078,692
Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.600	11/21/24	14,939	14,416,655
Sr. Unsec’d. Notes	2.950	11/21/26	64,970	61,824,810
Sr. Unsec’d. Notes	3.800	03/15/25	6,493	6,388,284

Allergan Funding SCS, Gtd. Notes(a)	3.800	03/15/25	13,136	12,607,977
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	4.250	12/15/25	4,913	4,810,113
Gtd. Notes, 144A	4.375	12/15/28	40,217	38,859,099
Cigna Group (The),
Gtd. Notes(a)	3.250	04/15/25	14,615	14,165,962
Gtd. Notes	3.400	03/01/27	36,034	34,480,539
Gtd. Notes	4.500	02/25/26	11,568	11,512,997
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10,000	9,821,928
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	28,917,794
Sr. Unsec’d. Notes	5.000	02/20/26	13,705	13,863,274
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,055,793

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	4,844,995
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	12,555	12,401,533
Viatris, Inc., Gtd. Notes	2.300	06/22/27	20,460	17,975,171
				287,946,924
Pipelines 3.0%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	10,810,329
Sr. Unsec’d. Notes(a)	4.050	03/15/25	2,092	2,052,305
Sr. Unsec’d. Notes	5.550	02/15/28	13,225	13,428,813
Sr. Unsec’d. Notes(a)	5.875	01/15/24	64,160	64,146,566

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%	7.740%(c)	06/01/67	6,603	$5,767,102
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	7.858(c)	08/16/77	5,500	5,180,125

Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24	16,886	16,711,209
Kinder Morgan, Inc., Gtd. Notes	1.750	11/15/26	9,165	8,257,473
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	5,090	5,001,491
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	18,790	17,157,000
Sr. Unsec’d. Notes	4.125	03/01/27	11,570	11,219,559
Sr. Unsec’d. Notes	4.875	12/01/24	3,710	3,687,641
Sr. Unsec’d. Notes	4.875	06/01/25	12,500	12,413,232

ONEOK Partners LP, Gtd. Notes	4.900	03/15/25	3,567	3,545,265
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	22,520	21,790,228
Gtd. Notes	5.850	01/15/26	7,610	7,738,795
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)	3.600	11/01/24	5,000	4,877,092
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	16,276,920

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,191,144
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,810,850
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	4,000	3,835,297
Sr. Unsec’d. Notes	4.500	03/01/28	7,500	7,094,685
Sr. Unsec’d. Notes(a)	4.750	08/15/28	1,653	1,574,282
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	10,639,512
Sr. Unsec’d. Notes	5.400	03/02/26	19,925	20,323,795
				289,530,710
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	13,558,938
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	495	459,940
				14,018,878

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 2.7%
Brandywine Operating Partnership LP, Gtd. Notes(a)	4.100%	10/01/24	10,850	$10,101,246
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	22,588,810
Corporate Office Properties LP, Gtd. Notes	2.250	03/15/26	6,860	6,101,036
Crown Castle, Inc., Sr. Unsec’d. Notes	1.350	07/15/25	8,630	7,957,242
Essex Portfolio LP, Gtd. Notes(a)	1.700	03/01/28	27,550	23,683,991
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	14,869,368
Gtd. Notes(a)	5.250	06/01/25	28,802	28,181,071
Gtd. Notes	5.375	04/15/26	12,355	12,011,633
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,613,897
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	4,000	3,865,998

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	11,480	9,605,721
Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	35,310	30,175,347
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	9,895,132
Sr. Unsec’d. Notes	3.400	01/15/28	31,500	29,570,463

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	8,384,885
Spirit Realty LP, Gtd. Notes	2.100	03/15/28	14,165	11,911,332
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A(a)	5.750	02/01/27	18,200	17,899,673
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	6,385	5,813,452
WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	1,100	1,073,738
				257,304,035
Retail 0.8%
Advance Auto Parts, Inc., Gtd. Notes	5.900	03/09/26	5,050	5,157,017
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	30,002	28,249,745

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000%	05/15/25	14,425	$14,147,896
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	29,712,348
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	1,948,836
				79,215,842
Semiconductors 1.5%
Intel Corp.,
Sr. Unsec’d. Notes	4.875	02/10/28	16,015	16,269,280
Sr. Unsec’d. Notes	5.125	02/10/30	19,795	20,151,946
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	3,492	3,434,899
Sr. Unsec’d. Notes	2.670	09/01/23	84,009	82,959,924
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes(a)	0.900	06/01/23	11,785	11,698,444
Sr. Unsec’d. Notes	1.800	06/01/26	7,000	6,308,072
				140,822,565
Software 1.5%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	12,788,420
Sr. Unsec’d. Notes(a)	1.650	03/01/28	4,285	3,662,717

Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28	16,320	16,670,082
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,747,590
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,321,789
Oracle Corp.,
Sr. Unsec’d. Notes	2.300	03/25/28	5,155	4,613,268
Sr. Unsec’d. Notes(a)	4.500	05/06/28	10,745	10,618,528
Sr. Unsec’d. Notes	6.150	11/09/29	24,000	25,567,671
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	32,518,890
Sr. Unsec’d. Notes	3.650	09/15/23	14,750	14,610,378

Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	12,535	12,000,089
				144,119,422

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 2.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700%	03/25/26	36,550	$33,546,794
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	32,067,988

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	744	729,844
NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	31,055	27,987,347
Sprint LLC,
Gtd. Notes	7.125	06/15/24	18,655	18,983,701
Gtd. Notes(a)	7.625	02/15/25	6,950	7,217,874
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	6,765	6,008,942
Gtd. Notes	3.750	04/15/27	59,321	57,043,380

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.100	03/22/28	57,915	51,601,615
				235,187,485
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	3,980,151
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	19,196,614
				23,176,765
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	9,801,118
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	22,910,088
				32,711,206

Total Corporate Bonds (cost $8,425,692,847)				7,880,469,093
U.S. Treasury Obligations(k) 0.2%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,162,251
U.S. Treasury Notes	1.750	12/31/24	295	282,981
U.S. Treasury Notes	1.750	01/31/29	13,945	12,590,810

Total U.S. Treasury Obligations (cost $17,782,108)				16,036,042

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $3,342,000)	132,000	$3,767,280

Total Long-Term Investments (cost $10,083,234,154)		9,497,715,011

Short-Term Investments 2.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	39,641,400	39,641,400
PGIM Institutional Money Market Fund (cost $208,045,458; includes $206,955,572 of cash collateral for securities on loan)(b)(wi)	208,259,453	208,155,323

Total Short-Term Investments (cost $247,686,858)		247,796,723

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6% (cost $10,330,921,012)		9,745,511,734
Liabilities in excess of other assets(z) (0.6)%		(58,978,692)

Net Assets 100.0%		$9,686,533,042

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CF	CF Secured, LLC
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TD	The Toronto-Dominion Bank

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $204,004,548; cash collateral of $206,955,572 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	05/17/23	0.65%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	400,000	$(248,128)	$351,872
(premiums received $600,000)

Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
500	3 Month CME SOFR	Jun. 2023	$118,909,375	$364,710
5,405	2 Year U.S. Treasury Notes	Jun. 2023	1,115,879,146	12,194,321
11,175	5 Year U.S. Treasury Notes	Jun. 2023	1,223,749,777	17,163,531
35	20 Year U.S. Treasury Bonds	Jun. 2023	4,590,469	172,140
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	141,125	4,648
				29,899,350

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Futures contracts outstanding at March 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,315	10 Year U.S. Treasury Notes	Jun. 2023	$151,122,272	$(4,456,025)
9	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,090,265	(33,668)
				(4,489,693)
				$25,409,657
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	TD	EUR	13,405	$14,449,680	$14,541,319	$91,639	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	TD	EUR	13,405	$14,292,341	$14,541,319	$—	$(248,978)
Expiring 05/02/23	TD	EUR	13,405	14,472,966	14,564,314	—	(91,348)
				$28,765,307	$29,105,633	—	(340,326)
						$91,639	$(340,326)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(68,542)	$(97,395)	$(28,853)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	1.128%	$4,627,567	$4,690,508	$62,941

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
British American Tobacco PLC	06/20/27	1.000%(Q)	EUR	10,000	$(36,147)		$93,807		$(129,954)		JPM
Eastman Chemical Co.	12/20/23	1.000%(Q)		7,950	(44,389)		(28,361)		(16,028)		GSI
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	(21,059)		78,848		(99,907)		GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(49,551)		210,265		(259,816)		JPM
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(49,446)		72,271		(121,717)		MSI
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	5,895	63,826		32,598		31,228		BARC
U.S. Treasury Notes	12/20/27	0.250%(Q)	EUR	5,895	63,826		32,598		31,228		BARC
					$(72,940)		$492,026		$(564,966)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Targa Resources Partners LP	06/20/23	5.000%(Q)	28,845	0.447%	$339,627	$221,562	$118,065	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	19,230	0.447%	226,418	154,543	71,875	MSI
					$566,045	$376,105	$189,940
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2023 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.870%	$290,461	$11,807,441	$11,516,980

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).